Financial Risk Management - Summary of Credit Quality Due Financial Institutions (Details) - Due from financial institutions measured at amortized cost - KRW (₩) ₩ in Millions		Dec. 31, 2021	Dec. 31, 2020
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	₩ 28,365,356	₩ 22,723,354
Grade 1
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	26,548,145	21,437,207
Grade 2
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	1,305,539	334,371
Grade 3
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	61,177	458,831
Grade 4
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	439,511	479,142
Grade 5
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	10,984	13,803
12-month expected credit losses
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	28,365,356	22,709,972
12-month expected credit losses | Grade 1
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	26,548,145	21,437,207
12-month expected credit losses | Grade 2
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	1,305,539	334,371
12-month expected credit losses | Grade 3
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	61,177	445,732
12-month expected credit losses | Grade 4
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	439,511	479,142
12-month expected credit losses | Grade 5
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	10,984	13,520
Non-impaired
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	0	13,099
Non-impaired | Grade 1
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	0	0
Non-impaired | Grade 2
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	0	0
Non-impaired | Grade 3
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	0	13,099
Non-impaired | Grade 4
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	0	0
Non-impaired | Grade 5
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	0	0
Impaired
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	0	283
Impaired | Grade 1
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	0	0
Impaired | Grade 2
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	0	0
Impaired | Grade 3
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	0	0
Impaired | Grade 4
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	0	0
Impaired | Grade 5
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	0	283
Not applying expected credit losses
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	0	0
Not applying expected credit losses | Grade 1
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	0	0
Not applying expected credit losses | Grade 2
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	0	0
Not applying expected credit losses | Grade 3
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	0	0
Not applying expected credit losses | Grade 4
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	0	0
Not applying expected credit losses | Grade 5
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	₩ 0	₩ 0

[1]	Before netting of allowance